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                                                     One Financial Way
                                                     Cincinnati, Ohio 45242

                                                     Post Office Box 237
[LOGO] OHIO NATIONAL                                 Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                            Telephone: 513-794-6100


                                November 1, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

          Re: File No. 333-43511, Ohio National Variable Account A Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, Executive Vice President, Strategic Initiatives of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on October 19, 2001.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this first day of November, 2001.


                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer
                                 Executive Vice President, Strategic Initiatives


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